RECLAMATION AND REMEDIATION - Reconciliation of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in reclamation liability
Balance at beginning of period	$ 1,913	$ 1,417
Additions, changes in estimates and other	172	454
Payments and other	(34)	(24)
Accretion expense	93	66	$ 63
Balance at end of period	2,144	1,913	1,417
Change in remediation liability
Balance at beginning of period	312	331
Additions, changes in estimates and other	32	7
Payments and other	(44)	(30)
Accretion Expense	4	4	5
Balance at end of period	304	312	331
Change in Reclamation and Remediation Liabilities
Balance at beginning of period	2,225	1,748
Additions, changes in estimates and other	204	461
Payments and other	(78)	(54)
Accretion expense	97	70
Balance at end of period	2,448	2,225	$ 1,748
Impact of discounting water treatment costs
Discount of water treatment costs	$ 56	$ 52
Minimum
Impact of discounting water treatment costs
Discount of water treatment costs, discount percentage	2.00%	2.00%
Maximum
Impact of discounting water treatment costs
Discount of water treatment costs, discount percentage	5.00%	6.00%
Other current liabilities
Current portion of reclamation and remediation obligations
Reclamation obligation, current	$ 60	$ 28
Remediation obligation, current	$ 43	$ 33